SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	9,176,479	5,456,344	5,333,647	5,456,344
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	337,810	806,392	683,695	806,392
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	8,838,669	4,649,952	4,649,952	4,649,952